Taxation - Major components of taxation expense (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Abstract]
Normal taxation	R (58,668)	R (46,788)	R (57,545)
– Current	(55,385)	(43,434)	(53,626)
– Over-provision prior years	325	589	175
– Foreign tax paid	(2,880)	(3,711)	(3,768)
– Withholding tax	(728)	(232)	(326)
Deferred taxation (note 18)	24,978	19,976	(49,375)
– Current year	25,658	20,748	(49,365)
– Under-provision prior years	(680)	(772)	(10)
Tax expense (income), continuing operations	R (33,690)	R (26,812)	R (106,920)